Future Equity Obligations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Future Equity Obligations [Line Items]
Proceeds from simple agreement for future equity		$ 2,666,953	$ 12,885,001
Valuation cap		$ 65,000,000	$ 65,000,000
Valuation cap discount rate			80.00%
Aggregate purchase amount			$ 2,300,000
Valuation uncapped discount rate			90.00%
Agreement discount rate		80.00%	80.00%
Valuation cap		$ 14,412,164	$ 9,026,439
Fair value		0	$ 13,150,745
Common Stock [Member]
Future Equity Obligations [Line Items]
Converted shares of common stock. (in Shares)	4,372,601
2022 Safe Agreements [Member]
Future Equity Obligations [Line Items]
Valuation cap		$ 80,000,000
2022 Safe Agreements [Member] | Maximum [Member]
Future Equity Obligations [Line Items]
Agreement discount rate		90.00%
2022 Safe Agreements [Member] | Minimum [Member]
Future Equity Obligations [Line Items]
Agreement discount rate		80.00%